UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280)

Exact name of registrant as specified in charter:	Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust

The fund's portfolio
7/31/09 (Unaudited)

CONVERTIBLE BONDS AND NOTES (82.3%)(a)
	Principal amount	Value

Aerospace and defense (2.0%)
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	$2,200,000	$1,905,750
L-1 Identity Solutions, Inc. 144A cv. sr. unsec. notes
3 3/4s, 2027	5,870,000	5,084,888
Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s,
2026	1,500,000	1,449,375
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	3,800,000	3,671,750
		12,111,763

Airlines (0.5%)
Pinnacle Airlines Corp. cv. sr. unsec. notes 3 1/4s,
2025	3,700,000	3,071,000
		3,071,000

Automotive (0.3%)
BorgWarner, Inc. cv. sr. unsec. notes 3 1/2s, 2012	1,590,000	2,017,313
		2,017,313

Beverage (0.9%)
Molson Coors Brewing Co. cv. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2013	4,700,000	5,170,000
		5,170,000

Biotechnology (6.8%)
Amgen, Inc. cv. sr. unsec. notes 3/8s, 2013	4,400,000	4,422,000
Amgen, Inc. 144A cv. sr. unsec. notes 3/8s, 2013	8,800,000	8,844,000
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	2,700,000	1,944,000
Cubist Pharmaceuticals, Inc. cv. unsec. sub. notes
2 1/4s, 2013	5,609,000	5,083,151
Dendreon Corp. 144A cv. sr. unsec. sub. notes 4 3/4s,
2014	1,465,000	3,547,131
Integra LifeSciences Holdings Corp. 144A cv. company
guaranty sr. unsec. notes 2 3/4s, 2010	8,000,000	7,680,000
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	5,100,000	5,457,000
Kendle International, Inc. cv. sr. unsec. notes
3 3/8s, 2012	3,800,000	2,975,020
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	1,000,000	607,500
		40,559,802

Broadcasting (0.8%)
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	5,215,000	3,806,950
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	2,128,000	1,260,840
		5,067,790

Chemicals (0.6%)
ShengdaTech, Inc. 144A cv. sr. notes 6s, 2018 (China)	4,000,000	3,400,000
		3,400,000

Coal (0.9%)
Patriot Coal Corp. cv. sr. unsec. notes 3 1/4s, 2013	2,100,000	1,312,500
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	5,000,000	3,931,250
		5,243,750

Commercial and consumer services (1.9%)
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	4,100,000	5,072,110
Alliance Data Systems Corp. 144A cv. sr. notes 1 3/4s,
2013	2,800,000	2,369,500
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	2,700,000	1,582,875
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	2,345,000
		11,369,485

Communications equipment (1.5%)
ADC Telecommunications, Inc. cv. unsec. sub notes FRN
1.593s, 2013	5,162,000	3,910,215
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	5,230,000
		9,140,215

Computers (2.6%)

EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013	5,800,000	6,532,250
Maxtor Corp. cv. sr. unsec. unsub. debs. company
guaranty 2 3/8s, 2012	3,600,000	3,429,000
SPSS, Inc. 144A cv. unsec. sub. notes 2 1/2s, 2012	4,800,000	5,754,000
		15,715,250

Conglomerates (0.7%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	3,400,000	4,271,080
		4,271,080

Consumer finance (0.8%)
Dollar Financial Corp. 144A cv. sr. unsec. notes
2 7/8s, 2027	6,000,000	4,500,000
		4,500,000

Consumer goods (1.3%)
Chattem, Inc. cv. sr. unsec. unsub. notes 1 5/8s, 2014	3,100,000	3,013,975
Chattem, Inc. 144A cv. sr. unsec. unsub. notes 1 5/8s,
2014	2,000,000	1,944,500
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	1,581,000	2,628,934
		7,587,409

Electronics (5.4%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	10,200,000	7,509,750
Intel Corp. 144A cv. jr. sub. notes 3 1/4s, 2039	5,165,000	5,196,507
Intel Corp. 144A cv. jr. unsec. sub. bonds 2.95s, 2035	8,500,000	7,416,250
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
7/8s, 2012	7,800,000	6,015,750
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	3,800,000	2,660,000
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	4,000,000	3,441,200
		32,239,457

Electrical equipment (0.9%)
WESCO International, Inc. cv. company guaranty sr.
unsec. debs. 1 3/4s, 2026	5,400,000	5,251,500
		5,251,500

Energy (oil field) (2.6%)
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	1,601,250
Transocean, Inc. cv. sr. unsec. unsub. notes Ser. C,
1 1/2s, 2037 (Switzerland)	15,050,000	13,751,938
		15,353,188

Energy (other) (0.9%)
Covanta Holding Corp. cv. sr. unsec. debs. 1s, 2027	3,700,000	3,260,625
Suntech Power Holdings Co., Ltd. 144A cv. sr. unsec.
notes 3s, 2013 (China)	2,600,000	2,083,250
		5,343,875

Entertainment (1.4%)
Lions Gate Entertainment Corp. cv. sr. unsec. sub.
notes stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025
(STP)	1,300,000	1,079,000
Lions Gate Entertainment Corp. 144A cv. sr. unsec.
sub. notes stepped-coupon 3 5/8s (3 1/8s, 3/15/12)
2025 (STP)	5,800,000	4,814,000
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	2,540,000	2,428,875
		8,321,875

Food (1.5%)
Chiquita Brands International, Inc. cv. sr. unsec.
unsub. notes 4 1/4s, 2016	5,955,000	4,771,444
Tyson Foods, Inc. cv. sr. unsec. notes 3 1/4s, 2013	4,035,000	4,059,452
		8,830,896

Gaming and lottery (1.6%)
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	4,570,000	5,684,623
Scientific Games Corp. cv. company guaranty sr. unsec.
sub notes stepped-coupon 3/4s (1/2s, 6/1/10) 2024 (STP)	3,700,000	3,718,500
		9,403,123

Health-care services (4.0%)
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	4,400,000	3,968,360
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	4,600,000	3,915,750
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	4,500,000	3,999,375
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	9,300,000	6,893,625

United Therapeutics Corp. cv. sr. unsec. notes 1/2s,
2011	500,000	651,875
United Therapeutics Corp. 144A cv. sr. unsec. notes
1/2s, 2011	3,500,000	4,563,125
		23,992,110

Homebuilding (0.9%)
Forest City Enterprises, Inc. cv. sr. unsec. notes
3 5/8s, 2011	3,100,000	2,627,250
Forest City Enterprises, Inc. 144A cv. sr. unsec.
notes 3 5/8s, 2011	3,500,000	2,966,250
		5,593,500

Investment banking/Brokerage (1.6%)
Affiliated Managers Group, Inc. 144A cv. sr. unsec.
unsub. notes 3.95s, 2038	6,000,000	5,463,000
KKR Financial Holdings, LLC cv. sr. sec. notes 7s, 2012	6,210,000	3,974,400
		9,437,400

Manufacturing (0.9%)
General Cable Corp. cv. company guaranty sr. unsec.
unsub. notes 7/8s, 2013	5,800,000	5,618,750
		5,618,750

Media (2.2%)
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	7,300,000	6,597,375
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	7,400,000	6,428,750
		13,026,125

Medical technology (4.0%)
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	3,900,000	2,520,375
Conmed Corp. cv. sr. sub. notes 2 1/2s, 2024	4,500,000	3,993,750
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13) 2037 (STP)	7,700,000	5,909,750
Medtronic, Inc. cv. sr. unsec. notes 1 5/8s, 2013	3,600,000	3,469,500
Medtronic, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2013	8,500,000	8,171,050
		24,064,425

Metal fabricators (0.2%)
USEC, Inc. cv. sr. unsec. notes 3s, 2014	2,000,000	1,185,200
		1,185,200

Metals (3.4%)
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	2,120,000	2,930,900
Coeur d'Alene Mines Corp. cv. sr. unsec. notes 3 1/4s,
2028	4,000,000	3,075,000
Goldcorp, Inc. 144A cv. sr. notes 2s, 2014 (Canada)	4,227,000	4,459,485
Newmont Mining Corp. cv. sr. notes 3s, 2012	3,600,000	4,162,500
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	2,450,000	2,943,063
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	1,920,000	2,776,800
		20,347,748

Oil and gas (3.7%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	6,200,000	4,526,000
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/4s, 2038	9,400,000	5,933,750
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	7,590,000	6,529,677
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	5,500,000	4,846,875
		21,836,302

Pharmaceuticals (4.2%)
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	2,700,000	3,030,750
Cephalon, Inc. cv. sr. sub. notes 2 1/2s, 2014	5,880,000	6,115,200
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	6,200,000	4,998,750
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes
3s, 2038	2,800,000	2,537,500
Teva Pharmaceutical Finance, LLC cv. company guaranty
sr. unsec. debs Ser. C, 1/4s, 2026 (Israel)	7,300,000	8,550,125
		25,232,325

Real estate (1.9%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	5,300,000	4,597,750
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	4,900,000	5,365,500
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	3,600,000	1,359,000
		11,322,250

Regional Bells (1.0%)
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	5,800,000	5,763,750
		5,763,750

Retail (3.2%)
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	3,200,000	2,892,000
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	4,400,000	3,531,000
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	2,086,500
RadioShack Corp. 144A cv. sr. notes 2 1/2s, 2013	2,579,000	2,549,986
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,885,000	3,457,650
United Auto Group, Inc. 144A cv. company guaranty sr.
sub. notes 3 1/2s, 2026	4,300,000	4,525,750
		19,042,886

Semiconductor (0.4%)
Verigy, Ltd. 144A cv. sr. unsec. unsub. notes 5 1/4s,
2014 (Singapore)	1,940,000	2,348,952
		2,348,952

Services - staples (1.1%)
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	8,100,000	6,480,000
		6,480,000

Software (5.5%)
Cadence Design Systems, Inc. 144A cv. sr. unsec. notes
1 1/2s, 2013	5,100,000	3,608,250
Macrovision Corp. cv. sr. unsec. notes 2 5/8s, 2011	3,770,000	4,128,150
Macrovision Corp. 144A cv. sr. unsec. notes 2 5/8s,
2011	3,000,000	3,285,000
Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes
2 5/8s, 2024	10,500,000	8,334,375
Sybase, Inc. 144A cv. sr. unsec. unsub. notes 3 1/2s,
2029	5,935,000	6,187,238
Symantec Corp. cv. sr. unsec. notes 1s, 2013	7,100,000	7,135,500
		32,678,513

Technology (3.4%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	1,882,100
CACI International, Inc. cv. sr. unsec. sub. notes
2 1/8s, 2014	2,100,000	2,128,875
CACI International, Inc. 144A cv. sr. unsec. sub.
notes 2 1/8s, 2014	3,720,000	3,771,150
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	785,000	741,825
ON Semiconductor Corp. 144A cv. company guaranty sr.
unsec. sub. notes 2 5/8s, 2026	7,000,000	6,615,000
Tech Data Corp. cv. sr. unsec. unsub. debs 2 3/4s, 2026	5,500,000	5,259,375
		20,398,325

Telecommunications (2.9%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	7,675,000	5,545,188
NII Holdings, Inc. cv. sr. unsec. notes 2 3/4s, 2025	2,000,000	1,912,500
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	2,918,125
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	3,800,000	3,633,750
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	4,377,000	3,621,968
		17,631,531

Telephone (1.0%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	7,210,000	5,687,248
		5,687,248

Waste Management (0.9%)
Waste Connections, Inc. cv. sr. unsec. unsub. notes
3 3/4s, 2026	4,900,000	5,089,875
Waste Connections, Inc. 144A cv. sr. unsec. notes
3 3/4s, 2026	427,000	443,546
		5,533,421

Total convertible bonds and notes (cost $502,515,584)		$491,189,532

CONVERTIBLE PREFERRED SECURITIES (13.7%)(a)
	Shares	Value

Banking (4.1%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	19,600	$16,439,500
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9,175	7,706,633
		24,146,133

Building materials (0.7%)

Stanley Works (The) 5.125% units cv. ARP	5,531,000	3,989,234
		3,989,234

Chemicals (0.6%)
Celanese Corp. $1.063 cum. cv. pfd.	112,400	3,709,200
		3,709,200

Electric utilities (0.9%)
Great Plains Energy, Inc. $6.00 cv. pfd.	94,139	5,492,069
		5,492,069

Financial (--%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	100	250,000
		250,000

Food (1.1%)
Bunge, Ltd. 5.125% cum. cv. pfd.	9,300	6,300,192
		6,300,192

Insurance (1.1%)
XL Capital, Ltd. $2.687 cv. pfd.	290,400	6,725,664
		6,725,664

Investment banking/Brokerage (--%)
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	13,400	18,760
		18,760

Metals (2.5%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	101,000	9,317,250
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Brazil)	136,760	5,641,350
		14,958,600

Oil and gas (0.6%)
Whiting Petroleum Corp. $6.25 cum. cv. pfd	26,600	3,255,175
		3,255,175

Power producers (0.1%)
AES Trust III $3.375 cv. pfd.	19,600	842,800
		842,800

Telecommunications (1.3%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	150,000	7,575,000
		7,575,000

Tobacco (0.7%)
Universal Corp. 6.75% cv. pfd.	4,788	4,428,900
		4,428,900

Total convertible preferred securities (cost $103,999,058)		$81,691,727

COMMON STOCKS (--%)(a)
	Shares	Value

Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	$3,125
Epix Medical, Inc. Contingent Value (Rights) (F)	7,600	1
Epix Pharmaceuticals, Inc. (F)(NON)	858,972	1

Total common stocks (cost $4,538,124)		$3,127

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	25,386,475	$25,386,475

Total short-term investments (cost $25,386,475)		$25,386,475

TOTAL INVESTMENTS

Total investments (cost $636,439,241) (b)		$598,270,861

Key to holding's abbreviations

ARP	Adjustable Rate Preferred Stock
FRN	Floating Rate Notes

NOTES

(a) Percentages indicated are based on net assets of $597,012,647.

(b) The aggregate identified cost on a tax basis is $634,801,135, resulting in gross unrealized appreciation and depreciation of $44,894,460 and $81,424,734, respectively, or net unrealized depreciation of $36,530,274.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,280 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $113,084,209 and $87,697,734, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on ARP and FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

	Level 1	Level 2	Level 3
Investments in securities:

Common stocks:
Conglomerates	$--	$3,125	$--
Health care	--	--	2

Total Common stocks	--	3,125	2

Convertible bonds and notes	--	491,189,532	--

Convertible preferred stocks	--	81,691,727	--

Short-term investments	25,386,475	--	--

Totals by level	$25,386,475	$572,884,384	$2

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of July 31, 2009:

				Change in net
		Accrued		unrealized	Net	Net transfers
	Balance as of	discounts/	Realized	appreciation/	purchases/	in and/or out	Balance as of
Investments in securities:	October 31, 2008	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	July 31, 2009

Common stocks:
Health care	$--	$--	$(3,159,242)	$(2,038,122)	$(214,864)	$5,412,230	$2

Total Common stocks	$--	--	(3,159,242)	(2,038,122)	(214,864)	5,412,230	$2

Totals:	$--	$--	$(3,159,242)	$(2,038,122)	$(214,864)	$5,412,230	$2

† Includes $(2,038,122) related to Level 3 securities still held at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009